TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of accounts receivable categories - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Gross exposure according to balance [Member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of accounts receivable categories [Line Items]
Trade accounts receivable	$ 532,106	$ 1,073,599
Other accounts receivable	194,454	275,876
Gross impaired exposure [Member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of accounts receivable categories [Line Items]
Trade accounts receivable	(122,193)	(100,402)
Other accounts receivable
Exposure net of risk concentrations [Member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of accounts receivable categories [Line Items]
Trade accounts receivable	409,913	973,197
Other accounts receivable	$ 194,454	$ 275,876